Property, plant and equipment - Right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Property, plant and equipment (owned assets)	€ 28,670	€ 28,364
Right-of-use assets	12,573	11,749
Total property, plant and equipment	41,243	40,113
Additions	5,306	4,593
Leased assets	3,914	€ 3,720
Assets and liabilities classified as held for sale | Vodafone Egypt
Noncurrent Assets or Disposal Groups Classified as Held for Sale [Line Items]
Right-of-use assets	€ 61